ALLIANCEBERNSTEIN CORPORATE SHARES

-AllianceBernstein Corporate Income Shares

Supplement dated September 23, 2010 to the Prospectus dated August 31, 2010 of the AllianceBernstein Corporate Income Shares (the “Prospectus”).

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On September 22, 2010, the Board of Trustees of AllianceBernstein Corporate Shares approved, on behalf of its portfolio, AllianceBernstein Corporate Income Shares (the “Fund”), the elimination of the Fund’s non-fundamental investment policy prohibiting investments in non-U.S. companies. The elimination of the policy will allow the Fund to make investments in U.S. Dollar-denominated fixed-income securities issued by non-U.S. companies. The flexibility to invest in fixed-income securities issued by non-U.S. companies is intended to enhance the Fund’s risk/return profile. However, such securities involve certain risks as discussed below. The Fund will continue to invest at least 80% of its assets in U.S. corporate bonds. The change will be effective on or about October 1, 2010.

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The following information is added to the “Principal Strategies” section of the SUMMARY INFORMATION in the Prospectus for the Fund:

The Fund also may:

•	invest in U.S. Dollar-denominated fixed-income securities issued by non-U.S. companies.

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The following information is added to the “Principal Risks” section of the SUMMARY INFORMATION in the Prospectus for the Fund:

•

Foreign (Non-U.S.) Risk: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

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The following information is added after “Zero Coupon and Principal-Only Securities” under “Additional Information about the Fund’s Risks and Investments”.

Foreign (Non-U.S.) Securities

Investing in foreign securities involves special risks and considerations not typically associated with investing in U.S. securities. The securities markets of many foreign countries are relatively small, with the majority of market capitalization and trading volume concentrated in a limited number of companies representing a small number of industries. The Fund invests in foreign fixed-income securities that may experience greater price volatility and significantly lower liquidity than a portfolio invested solely in securities of U.S. companies. These markets may be subject to greater influence by adverse events generally affecting the market, and by large investors trading significant blocks of securities, than is usual in the United States.

Securities registration, custody, and settlement may in some instances be subject to delays and legal and administrative uncertainties. Foreign investment in the securities markets of certain foreign countries is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the cost and expenses of the Fund. In addition, the repatriation of investment income, capital or the proceeds of sales of securities from certain of the countries is controlled under regulations, including in some cases the need for certain advance government notification or authority, and if a deterioration occurs in a country’s balance of payments, the country could impose temporary restrictions on foreign capital remittances.

The Fund also could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investment. Investing in local markets may require the Fund to adopt special procedures or seek local governmental approvals or other actions, any of which may involve additional costs to the Fund. These factors may affect the liquidity of the Fund’s investments in any country and the Adviser will monitor the effect of any such factor or factors on the Fund’s investments. Transaction costs, including brokerage commissions for transactions both on and off the securities exchanges, in many foreign countries are generally higher than in the United States.

Issuers of securities in foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as insider trading rules, restrictions on market manipulation, shareholder proxy requirements, and timely disclosure of information. The reporting, accounting, and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards in important respects, and less information may be available to investors in foreign securities than to investors in U.S. securities. Substantially less information is publicly available about certain non-U.S. issuers than is available about most U.S. issuers.

The economies of individual foreign countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product or gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes, government regulation, political or social instability, revolutions, wars or diplomatic developments could affect adversely the economy of a foreign country. In the event of nationalization, expropriation, or other confiscation, the Fund could lose its entire investment in securities in the country involved. In addition, laws in foreign countries governing business organizations, bankruptcy and insolvency may provide less protection to security holders such as the Fund than that provided by U.S. laws.

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This Supplement should be read in conjunction with the Prospectus.

You should retain this Supplement with your Prospectus for future reference.

AllianceBernstein® and the AB Logo are registered trademarks and service marks used by permission of the owner, AllianceBernstein L.P.

SUP-STAT-0111-0910

ALLIANCEBERNSTEIN CORPORATE SHARES

-AllianceBernstein Corporate Income Shares

Supplement dated September 23, 2010 to the Summary Prospectus dated August 31, 2010 of the AllianceBernstein Corporate Income Shares (the “Prospectus”).

*        *        *         *        *

On September 22, 2010, the Board of Trustees of AllianceBernstein Corporate Shares approved, on behalf of its portfolio, AllianceBernstein Corporate Income Shares (the “Fund”), the elimination of the Fund’s non-fundamental investment policy prohibiting investments in non-U.S. companies. The elimination of the policy will allow the Fund to make investments in U.S. Dollar-denominated fixed-income securities issued by non-U.S. companies. The flexibility to invest in fixed-income securities issued by non-U.S. companies is intended to enhance the Fund’s risk/return profile. However, such securities involve certain risks as discussed below. The Fund will continue to invest at least 80% of its assets in U.S. corporate bonds. The change will be effective on or about October 1, 2010.

*        *        *         *        *

The following information is added to the “Principal Strategies” section of the Prospectus for the Fund:

The Fund also may:

•	invest in U.S. Dollar-denominated fixed-income securities issued by non-U.S. companies.

*        *        *         *        *

The following information is added to the “Principal Risks” section of the Prospectus for the Fund:

•

Foreign (Non-U.S.) Risk: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

*        *        *         *        *

This Supplement should be read in conjunction with the Prospectus.

You should retain this Supplement with your Prospectus for future reference.

AllianceBernstein® and the AB Logo are registered trademarks and service marks used by permission of the owner, AllianceBernstein L.P.

SUP-SUM-0111-0910